Subsequent Events (Details)			12 Months Ended
	Mar. 12, 2025 USD ($)	Mar. 04, 2025 $ / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 shares
Subsequent Event [Line Items]
Number of shares issued				1,361
Subsequent Events After Reporting Period [Member]
Subsequent Event [Line Items]
License payments | $	$ 1,200,000
Subsequent Events After Reporting Period [Member] | Stock Options [Member]
Subsequent Event [Line Items]
Stock options granted		416,748
Strike price | $ / shares		$ 4.95
Ordinary Shares [Member]
Subsequent Event [Line Items]
Number of shares issued			746,356
Additional shares issued			54,500
Consulting agreement value | $			$ 365,530